Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 6,338	$ 6,777	$ 12,517	$ 12,925	$ 25,833	$ 23,114
Net carrying value of disposals of long-lived assets	18,052		18,052		66,986	45,209
Capitalized interest	$ 0		$ 0		$ 0	$ 161